Financial Instruments - Derivative (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / $ Institution	Dec. 31, 2021 MXN ($) $ / $	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2020 MXN ($)	Jan. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Nov. 30, 2017 MXN ($)
Derivative Financial Instruments
Carrying Value, Assets		$ 133,324
Carrying Value, Liabilities	$ 71,401	172,885
Notional amount	106,235,385
Interest rate swap maturity at June 2024
Derivative Financial Instruments
Carrying Value, Assets		133,197
Notional amount		10,000,000
TVI | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Assets		127
Notional amount		87,600
Designated as hedging instruments
Derivative Financial Instruments
Carrying Value, Assets	543,581
Notional amount	50,219,558	26,666,715	$ 2,578,500,000	$ 1,300,600,000
Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Carrying Value, Liabilities		7,243
Notional amount		1,500,000						$ 2,000,000
Cumulative gain (loss) on change in fair value of hedge instruments	9,031	9,031
(Loss) gain on change in fair value of hedge instruments		(56,263)
Designated as hedging instruments | Interest rate swap maturity in October 2022
Derivative Financial Instruments
Carrying Value, Liabilities		9,749
Notional amount		2,000,000					$ 1,500,000	$ 1,500,000
Borrowing interest rate (as a percent)							7.35%	7.35%
Cumulative gain (loss) on change in fair value of hedge instruments	(6,697)	(6,697)
(Loss) gain on change in fair value of hedge instruments	(3,874)
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Carrying Value, Liabilities		23,798
Notional amount		2,500,000				$ 2,500,000
Borrowing interest rate (as a percent)						7.7485%
Cumulative gain (loss) on change in fair value of hedge instruments	19,612	19,612
(Loss) gain on change in fair value of hedge instruments	387
Designated as hedging instruments | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Carrying Value, Assets	532,344
Notional amount	10,000,000	10,000,000
Cumulative gain (loss) on change in fair value of hedge instruments	507,663
(Loss) gain on change in fair value of hedge instruments	56,253
Designated as hedging instruments | Forward maturity at January 2022 through March 2022
Derivative Financial Instruments
Notional amount				67,100,000
(Loss) gain on change in fair value of hedge instruments	$ 31,850
Designated as hedging instruments | Forwards maturity at January 2021 through March 2022
Derivative Financial Instruments
Carrying Value, Liabilities		$ 35,524
Notional amount				67,125,000
Average foreign exchange rate | $ / $		21.1433
Cumulative gain (loss) on change in fair value of hedge instruments		$ 35,524
(Loss) gain on change in fair value of hedge instruments		725,209
Designated as hedging instruments | TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Carrying Value, Liabilities		2,015
Notional amount		522,804
Number of financial institutions for derivative agreements | Institution	2
Borrowing interest rate (as a percent)	7.2663%		7.2663%
Cumulative gain (loss) on change in fair value of hedge instruments	$ 1,131	2,015
(Loss) gain on change in fair value of hedge instruments	(1,961)	(17,501)
Designated as hedging instruments | TVI | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Assets	11,237
Notional amount	$ 2,500,000	87,600
Number of financial institutions for derivative agreements | Institution	2
Cumulative gain (loss) on change in fair value of hedge instruments	$ (57,843)	(58,847)
(Loss) gain on change in fair value of hedge instruments	$ 145	(1,118)
Designated as hedging instruments | TVI | Interest rate swap maturity in October 2022
Derivative Financial Instruments
Notional amount		87,600
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)								7.3275%
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Borrowing interest rate (as a percent)	6.762%		6.762%
Designated as hedging instruments | Average fixed rate | TVI | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)	5.585%		5.585%
Designated as hedging instruments | TIIE | Interest rate swap maturity in October 2022
Derivative Financial Instruments
(Loss) gain on change in fair value of hedge instruments	$ (457)
Not designated as hedging instruments
Derivative Financial Instruments
Notional amount			$ 113,400,000
Not designated as hedging instruments | Interest rate swap maturity at March 2022
Derivative Financial Instruments
Carrying Value, Liabilities		2,943
Notional amount		9,385,347			$ 9,385,347
Borrowing interest rate (as a percent)					6.0246%
(Loss) gain on change in fair value of hedge instruments	341	62,679
Not designated as hedging instruments | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 34,801
Notional amount			113,388,000	57,600,000
Average foreign exchange rate | $ / $	20.1289
(Loss) gain on change in fair value of hedge instruments	$ (66,690)
Not designated as hedging instruments | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		$ 56,496
Notional amount				57,620,000
Average foreign exchange rate | $ / $		21.5927
(Loss) gain on change in fair value of hedge instruments	66,690	$ 56,447
Not designated as hedging instruments | TVI | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 7,650
Notional amount			27,963,000
Average foreign exchange rate | $ / $	20.0975
(Loss) gain on change in fair value of hedge instruments	$ (13,269)
Not designated as hedging instruments | TVI | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		10,057
Notional amount				12,600,000
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2022 Through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 12,047
Notional amount			38,649,000
Average foreign exchange rate | $ / $	20.1365
(Loss) gain on change in fair value of hedge instruments	$ (18,396)
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		11,006
Notional amount				13,820,000
(Loss) gain on change in fair value of hedge instruments	(31,368)
Not designated as hedging instruments | Sky's forward | Forward maturity at February 2022
Derivative Financial Instruments
Carrying Value, Liabilities	$ 16,903
Notional amount			$ 58,000,000
Average foreign exchange rate	20.1170
(Loss) gain on change in fair value of hedge instruments	$ 31,368
Not designated as hedging instruments | Sky's forward | Forward maturity at February 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities		$ 14,054
Notional amount				$ 15,000,000